HAWAII MUNICIPAL FUND INVESTOR CLASS
                          HAWAII INTERMEDIATE FUND

                 SUPPLEMENT DATED APRIL 21, 2004 TO THE
                     PROSPECTUS DATED FEBRUARY 1, 2004




Effective immediately, the Investment Manager and Administrative Manager to the Funds noted above have changed their respective names from First Pacific Corporation to Lee Financial Group Inc. All references in the prospectus to First Pacific Corporation are hereby replaced by Lee Financial Group Inc.




         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE








								Supplement to the Prospectus






























                HAWAII MUNICIPAL FUND INSTITUTIONAL CLASS

                 SUPPLEMENT DATED APRIL 21, 2004 TO THE
                    PROSPECTUS DATED FEBRUARY 1, 2004




Effective immediately, the Investment Manager and Administrative Manager to the Fund noted above have changed their respective names from First Pacific Corporation to Lee Financial Group Inc. All references in the prospectus to First Pacific Corporation are hereby replaced by Lee Financial Group Inc.




         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE








                                                   Supplement to the Prospectus